Earnings (Loss) Per Share (Details) - Schedule of basic and diluted net income (loss) per ordinary share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss)	¥ (46,066)	$ (7,135)	¥ (33,551)	¥ 52,023
Less: Net income (loss) attributable to the non-controlling interests	304	47	(648)	(1,508)
Net income (loss) attributable to the Group’s shareholders	¥ (46,370)	$ (7,182)	¥ (32,903)	¥ 53,531
Denominator:
Weighted average number of ordinary shares outstanding (in Shares)	90,472,014	90,472,014	90,472,014	84,997,628
Basic & diluted net income (loss) per ordinary share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.513)	$ (0.079)	¥ (0.364)	¥ 0.630